Commitments and Contingencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 18,160,000
Daily management fee	$ 2,900	$ 2,800	$ 2,500
Inflation rate adjustment to management fees	3.00%